Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)	Average Compensation Actually Paid to non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:(5)		Net Income (000s) ($)	Adjusted EBITDA (000s) ($)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	9,993,169	(35,329,664)	2,535,355	(1,588,985)	3.91	111.30	(1,359,880)	(233,489)
2021	180,813,849	96,843,466	26,528,641	17,086,135	20.67	113.51	(1,178,365)	(321,317)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The PEO for each of the years presented is Mr. Mikan.The Non-PEOs included in columns (d) and (e) for 2022 are Ms. Smith, Mr. Cook, Mr. Craig, Mr. Carson, and Mr. Srivastava and, for 2021, are Ms. Smith, Mr. Nelsen, Mr. Schindelman and Mr. Srivastava.
Peer Group Issuers, Footnote [Text Block]	TSR and peer group TSR for 2021 show the total cumulative return for our common stock and the Standard & Poor’s Health Care Index between June 24, 2021 (the date our common stock commenced trading on the NYSE) through December 31, 2022.
PEO Total Compensation Amount	$ 9,993,169	$ 180,813,849
PEO Actually Paid Compensation Amount	$ (35,329,664)	96,843,466
Adjustment To PEO Compensation, Footnote [Text Block]	The CAP to the PEO reflects the following adjustments from Total Compensation reported in the SCT:

Year	Less: Value of awards reported in Summary Compensation Table ($)	Plus: year-end fair value of outstanding equity awards granted in covered year ($)	Plus (or Minus): change in fair value of outstanding equity awards granted in prior years ($)	Plus (or Minus): change in fair value of prior-year equity awards vested in the covered year ($)	Compensation Actually Paid ($)
2022	6,499,235	1,871,659	(32,889,612)	(7,805,645)	(35,329,664)
2021	178,494,502	40,020,991	7,410,424	47,092,704	96,843,466

Non-PEO NEO Average Total Compensation Amount	$ 2,535,355	26,528,641
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,588,985)	17,086,135
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Average CAP to Non-PEO NEOs reflects the following adjustments from Average Total Compensation reported in the SCT:

Year	Less: Value of awards reported in Summary Compensation Table ($)	Plus: year-end fair value of outstanding equity awards granted in covered year ($)	Plus (or Minus): change in fair value of outstanding equity awards granted in prior years ($)	Plus (or Minus): change in fair value of prior-year equity awards vested in the covered year ($)	Plus (or Minus): fair value of prior-year equity awards that failed to meet the applicable vesting conditions during the covered fiscal year ($)	Average Compensation Actually Paid ($)
2022	1,689,924	446,634	(1,636,911)	(308,151)	(935,988)	(1,588,985)
2021	25,659,919	6,509,813	1,371,488	8,336,113	—	17,086,135

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and the cumulative TSR on $100 invested in the Company at the close of the market on June 28, 2021, through December 31, 2022, and the cumulative TSR on $100 of the S&P Health Care Services Index over that same period.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and Net Income The graph below illustrates the relationship between CAP and Net Income over the time period presented.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between CAP and Adjusted EBITDA The graph below illustrates the relationship between CAP and Adjusted EBITDA over the time period presented.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship between CAP and TSR

The graph below illustrates the relationship between CAP and the cumulative TSR on $100 invested in the Company at the close of the market on June 28, 2021, through December 31, 2022, and the cumulative TSR on $100 of the S&P Health Care Services Index over that same period.

Total Shareholder Return Amount	$ 3.91	20.67
Peer Group Total Shareholder Return Amount	111.30	113.51
Net Income (Loss)	$ (1,359,880,000)	$ (1,178,365,000)
Company Selected Measure Amount	(233,489,000)	(321,317,000)
PEO Name	Mr. Mikan
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “Compensation Actually Paid” (“CAP”) for our principal executive officer (“PEOs”), and “Average Compensation Actually Paid” for our non-PEO named executive officers (“Non-PEO NEOs”), as each such term is defined in Item 402(v), by the Company and the financial performance and total stockholder return (“TSR”) of the Company for each of the 2021 and 2022 fiscal years, calculated in a manner consistent with Item 402(v). In determining CAP, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) for the applicable fiscal years, as Item 402(v)’s valuation methods for this table differ from those required in the SCT. For a more accurate description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our named executive officers, see the “Compensation Discussion and Analysis” section of this proxy statement.TSR and peer group TSR for 2021 show the total cumulative return for our common stock and the Standard & Poor’s Health Care Index between June 24, 2021 (the date our common stock commenced trading on the NYSE) through December 31, 2022.
Pay Versus Performance Tabular List of Most Important Financial Performance Measures for All NEOs for Fiscal Year 2022

As described in greater detail in Compensation Discussion & Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and increasing shareholder value. Listed below are the performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs for 2022, to Company performance.
Notwithstanding any statement in any of our filings with the SEC that might incorporate part or all of any filings with the SEC by reference, including this Proxy Statement, the foregoing disclosure under the heading “Pay Versus Performance” is not incorporated into any such filings.
Adjusted EBITDA

We define Adjusted EBITDA as net loss excluding loss from discontinued operations, interest expense, income taxes, depreciation and amortization, any impairment of goodwill or intangible assets, adjusted for the impact of acquisition and financing-related transaction costs, share-based compensation, changes in the fair value of equity securities, changes in the fair value of contingent consideration, contract termination costs and restructuring costs. Adjusted EBITDA has been presented in this Annual Report as a supplemental measure of financial performance that is not required by, or presented in accordance with, GAAP, because we believe it assists management and investors in comparing our operating performance across reporting periods on a consistent basis by excluding items that we do not believe are indicative of our core operating performance. Management believes Adjusted EBITDA is useful to investors in highlighting trends in our operating performance, while other measures can differ significantly depending on long-term strategic decisions regarding capital structure, the tax jurisdictions in which we operate and capital investments. Management uses Adjusted EBITDA to supplement GAAP measures of performance in the evaluation of the effectiveness of our business strategies, to make budgeting decisions, to establish discretionary annual incentive compensation and to compare our performance against that of other peer companies using similar measures. Management supplements GAAP results with non-GAAP financial measures to provide a more complete understanding of the factors and trends affecting the business than GAAP results alone.

Adjusted EBITDA is not a recognized term under GAAP and should not be considered as an alternative to net income (loss) as a measure of financial performance or cash provided by operating activities as a measure of liquidity, or any other performance measure derived in accordance with GAAP. Additionally, this measure is not intended to be a measure of free cash flow available for management’s discretionary use as we do not consider certain cash requirements such as interest payments, tax payments and debt service requirements. The presentation of this measure has limitations as an analytical tool and should not be considered in isolation, or as a substitute for analysis of our results as reported under GAAP. Because not all companies use identical calculations, the presentation of this measure may not be comparable to other similarly titled measures of other companies and can differ significantly from company to company.
The following table provides a reconciliation of net loss to Adjusted EBITDA for the periods presented:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Net loss	$(1,359,880)	$(1,178,365)	$(248,442)
Loss from discontinued operations (a)	721,915	855,255	87,220
EBITDA adjustments from continuing operations:
Interest expense	12,821	7,230	—
Income tax expense (benefit)	3,680	(26,521)	(9,161)
Depreciation and amortization	50,430	35,049	8,289
Goodwill impairment	71,225	—	—
Intangible assets impairment	42,611	—	—
Transaction costs (b)	1,661	2,064	4,950
Share-based compensation expense (c)	109,713	68,423	5,452
Change in fair value of equity securities (d)	80,231	(80,231)	$—
Change in fair value of contingent consideration (e)	332	(4,221)	—
Contract termination costs (f)	1,241	—	—
Restructuring costs (g)	30,531	—	—
EBITDA adjustments from continuing operations	404,476	1,793	9,530
Adjusted EBITDA	$(233,489)	$(321,317)	$(151,692)

(a)Beginning in the fourth quarter of 2022, Adjusted EBITDA excludes the impact of discontinued operations. The comparable period in 2021 has been recast to exclude these impacts. Loss from discontinued operations represents losses associated with the Commercial business segment that we exited at the end of 2022. The loss from discontinued operations includes over $180 million of investment impairments, restructuring costs, goodwill and intangibles impairments and other exit related costs for the twelve months ended December 31, 2022, respectively.
(b)Transaction costs include accounting, tax, valuation, consulting, legal and investment banking fees directly relating to business combinations and certain costs associated with our initial public offering. These costs can vary from period to period and impact comparability, and we do not believe such transaction costs reflect the ongoing performance of our business.
(c)Represents non-cash compensation expense related to stock option and restricted stock unit award grants, which can vary from period to period based on a number of factors, including the timing, quantity and grant date fair value of the awards.
(d)Beginning in 2022, Adjusted EBITDA excludes the impact of changes in unrealized gains and losses on equity securities. The comparable prior periods have been recast to exclude changes in unrealized gains and losses on equity securities.
(e)Represents the non-cash change in fair value of contingent consideration from business combinations, which is remeasured at fair value each reporting period.
(f)Represents amounts paid for early termination of existing vendor contracts.
(g)Restructuring costs represent severance costs as part of a workforce reduction in 2022 and impairment of certain long-lived assets relating to our decision to exit the Commercial business for the 2023 plan year.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link to CAP for fiscal 2022 to our company’s performance, is Adjusted EBITDA. See the reconciliation of Adjusted EBITDA to Net Income below in this section.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Medical Cost Ratio
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,499,235	$ 178,494,502
PEO [Member] | Equity Awards Granted Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,871,659	40,020,991
PEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,889,612)	7,410,424
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,805,645)	47,092,704
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,689,924	25,659,919
Non-PEO NEO [Member] | Equity Awards Granted Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,634	6,509,813
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,636,911)	1,371,488
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(308,151)	8,336,113
Non-PEO NEO [Member] | Equity Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (935,988)	$ 0